Subsequent Events (Details) - Subsequent Event [Member]	Aug. 05, 2025 shares
Subsequent Events [Line Items]
Purchase of warrant	207,913
Exchange shares trading day	1
Exchange Agreement [Member]
Subsequent Events [Line Items]
Number of common shares exchange	100,000